Initial Public Offering - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 12, 2020	Oct. 09, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Initial Public Offering Details [Line Items]
Offering cost paid					$ 286,000	$ 3,082,000
Montes Archimedes Acquisition Corp.
Initial Public Offering Details [Line Items]
Gross proceeds	$ 10,700,000
Offering cost paid	576,000			$ 8,797,978
Reimbursement of offering costs from underwriters	$ 14,000		$ 4,877	$ 529,057
Maximum shares subject to forfeiture	1,071,823
Deferred underwriting commissions	$ 375,000
Montes Archimedes Acquisition Corp. | Class A common stock
Initial Public Offering Details [Line Items]
Number of shares issuable per warrant (in shares)		1
Montes Archimedes Acquisition Corp. | Public Warrants
Initial Public Offering Details [Line Items]
Exercise price of warrants (in dollars per share)			$ 11.50	$ 11.50	$ 11.50
Montes Archimedes Acquisition Corp. | Public Warrants | Class A common stock
Initial Public Offering Details [Line Items]
Exercise price of warrants (in dollars per share)			$ 10.00	$ 10.00	$ 10.00
Montes Archimedes Acquisition Corp. | IPO
Initial Public Offering Details [Line Items]
Gross proceeds		$ 400,000,000
Offering cost paid		22,100,000
Reimbursement of offering costs from underwriters		520,000
Deferred underwriting commissions		$ 14,000,000
Sale of units in initial public offering, gross (in shares)		40,000,000
Price per share		$ 10.00